CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 9,113,000	$ 25,751,000	$ 1,344,000
Accounts Receivable - net of allowance for doubtful accounts of $1,024 and $1,389 at June 30, 2021 and December 2020, respectively	6,223,000	4,529,000	6,890,000
Inventory	14,736,000	9,933,000	10,418,000
Prepaid expenses and other current assets	4,144,000	6,391,000	2,729,000
Total current assets	34,216,000	46,604,000	21,381,000
Long-term investments		202	397
Property and equipment, net	64,496,000	49,243,000	42,972,000
Goodwill	357,000	357,000	357,000
Other intangibles, net	40,919,000	736,000	1,153,000
Other assets	601,000	476,000	2,274,000
Total assets	140,589,000	97,416,000	68,534,000
Current liabilities:
Accounts payable	3,313,000	2,137,000	4,704,000
Accrued payroll and benefits	1,142,000	1,212,000	531,000
Notes payable, current portion	369,000	1,213,000	135,000
Lease obligation, current portion	2,410,000	2,301,000	2,325,000
Other current liabilities	5,012,000	8,860,000	4,356,000
Total current liabilities	12,246,000	15,723,000	12,051,000
Notes payable	258,000	303,000	371,000
Lease obligation	35,260,000	36,533,000	31,480,000
Convertible debentures	13,646,000	13,701,000	0
Mortgage obligation	8,938,000	0
Other long-term liabilities			946
Total liabilities	70,348,000	66,260,000	44,848,000
STOCKHOLDERS' EQUITY
Share capital	170,613,000	125,540,000	96,160,000
Accumulated deficit	(100,372,000)	(94,384,000)	(72,474,000)
Total stockholders' equity	70,241,000	31,156,000	23,686,000
Total liabilities and stockholders' equity	$ 140,589,000	$ 97,416,000	$ 68,534,000